Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Schedule of the Black-Scholes Option-Pricing Model
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2026	2025
Dividend yield	0.00%	0.00%

Expected volatility	28.8%	36.2%

Risk-free interest rate	4.1%	4.1%

Expected term (years)	5.9	5.7

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Dividend yield	0.00%	0.00%
Expected volatility	34.9%	39.7%
Risk-free interest rate	4.1%	4.2%
Expected term (years)	5.7	6.9

Schedule of Stock Option
A summary of stock option activity is as follows:

	Common stock options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2025	1,137,387	$1.05	9.4
Granted	791,500	$4.58
Exercised	(10,000)	$1.31
Forfeited or expired	-	$-

Outstanding - June 30, 2026	1,918,887	$2.51	9.3	$11,481,126

Exercisable - June 30, 2026	728,731	$1.58	7.8	$5,032,162

A summary of stock option activity is as follows:

	Common stock options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2023	635,000	$0.46	9.4
Granted	542,500	$1.31
Exercised	(10,000)	$0.00
Forfeited / expired	(90,000)	$1.02

Outstanding - December 31, 2024	1,077,500	$0.85	10.0
Granted	263,000	$1.32
Exercised	(7,800)	$1.31
Forfeited	(195,313)	$0.28

Outstanding - December 31, 2025	1,137,387	$1.05	9.4	$304,006

Exercisable - December 31, 2025	520,847	$0.84	7.94	$251,094

Schedule of Restricted Stock Award
A summary of restricted stock award activity for the six months ended June 30, 2026, is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - December 31, 2025	171,875	$0.0001
Vested	(93,750)	$0.0001

Nonvested - June 30, 2026	78,125	$0.0001

A summary of restricted stock award activity for the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - January 1, 2025	359,375	$0.0001
Vested	(187,500)	$0.0001

Nonvested - December 31, 2025	171,875	$0.0001

Schedule of Stock Based Compensation Expense
Stock based compensation expense is included in the unaudited condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$23,855	$23,679	$47,481	$38,114
General and administrative	227,419	10,891	243,434	17,420

Total stock-based compensation	$251,274	$34,570	$290,915	$55,534

Stock based compensation expense is included in the consolidated statements of operations
and comprehensive
loss
as follows:

	Years Ended December 31,
	2025	2024
Research and development	81,015	$68,281
General and administrative	43,832	27,732

Total stock-based compensation	$124,847	$96,013